Revenues - Summary of Analysis of Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenues	$ 164,330,202	$ 152,338,278	$ 136,539,399
Time charter revenues - related party		1,973,643	7,592,784
Total	164,330,202	154,311,921	144,132,183
Time Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	104,099,818	96,339,915	81,621,851
Bareboat [Member]
Disaggregation of Revenue [Line Items]
Revenues	24,646,311	27,647,268	29,422,512
Voyage Charter [Member]
Disaggregation of Revenue [Line Items]
Revenues	34,266,082	26,924,708	23,210,618
Other Income Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,317,991	$ 1,426,387	$ 2,284,418